Investment Securities - Schedule of Equity Instruments at Fair Value through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	¥ 4,598,485	¥ 4,586,811
Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	3,659,168	3,722,813
Unlisted [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	¥ 939,317	¥ 863,998